Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market	$ 104,639	$ 154,630
Investments	9,313	13,498
Total assets at fair value	113,952	168,128
Total liabilities at fair value	10,713	10,713
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market	0	0
Investments	0	0
Total assets at fair value	0	0
Total liabilities at fair value	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market	0	0
Investments	0	0
Total assets at fair value	0	0
Total liabilities at fair value	9,475	9,475
Derivative warrant liabilities - Public warrants | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	10,713
Total liabilities at fair value		10,713
Derivative warrant liabilities - Public warrants | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	0
Total liabilities at fair value		0
Derivative warrant liabilities - Public warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	0
Total liabilities at fair value		0
Derivative warrant liabilities - Private placement warrants | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	0
Total liabilities at fair value		0
Derivative warrant liabilities - Private placement warrants | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	0
Total liabilities at fair value		0
Derivative warrant liabilities - Private placement warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	$ 9,475
Total liabilities at fair value		$ 9,475